SIGNIFICANT ACCOUNTING POLICIES ACCOUNTING CHANGE SHCEDULE - EQUITY STATEMENT AND CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Beginning of year	$ 15,595	$ 16,454
Net income (loss)	553	1,065	$ 3,187
Other comprehensive income (loss)	(229)	(857)	868
End of year	14,445	15,595	16,454
Statement of Cash Flows:
Policy charges and fee income	(3,344)	(3,291)	(3,150)
Net derivative (gains) losses	1,163	1,075	(3,555)
Future policy benefits	431	631	1,486
Amortization of deferred policy acquisition costs, net	287	(254)	(350)
Current and deferred income taxes	(826)	49	793
Net cash provided by (used in) operating activities	(461)	(324)	(600)
As Previously Reported and Adjusted Herein
Statement of Stockholders' Equity [Abstract]
Beginning of year	17,560	18,070
Net income (loss)	478	1,464	4,296
Other comprehensive income (loss)	(241)	(907)	925
End of year	16,323	17,560	18,070
Statement of Cash Flows:
Policy charges and fee income	(3,617)	(3,531)	(3,357)
Net derivative (gains) losses	1,237	348	(5,344)
Future policy benefits	773	1,043	1,810
Amortization of deferred policy acquisition costs, net	259	(314)	(384)
Current and deferred income taxes	(866)	265	1,390
Net cash provided by (used in) operating activities	(461)	(324)	(600)
Impact of Accounting Change
Statement of Stockholders' Equity [Abstract]
Beginning of year	(1,965)	(1,616)
Net income (loss)	75	(399)	(1,109)
Other comprehensive income (loss)	12	50	(57)
End of year	(1,878)	(1,965)	(1,616)
Statement of Cash Flows:
Policy charges and fee income	273	240	207
Net derivative (gains) losses	(74)	727	1,789
Future policy benefits	(342)	(412)	(324)
Amortization of deferred policy acquisition costs, net	28	60	34
Current and deferred income taxes	40	(216)	(597)
Net cash provided by (used in) operating activities	0	0	0
Parent
Statement of Stockholders' Equity [Abstract]
Beginning of year	12,536	13,487
End of year	11,349	12,536	13,487
Parent | As Previously Reported and Adjusted Herein
Statement of Stockholders' Equity [Abstract]
Beginning of year	14,501	15,103
End of year	13,227	14,501	15,103
Parent | Impact of Accounting Change
Statement of Stockholders' Equity [Abstract]
Beginning of year	(1,965)	(1,616)
End of year	(1,878)	(1,965)	(1,616)
AOCI Attributable to Parent
Statement of Stockholders' Equity [Abstract]
Beginning of year	215	285	(603)
Beginning of year after accounting change	215	285	(612)
Other comprehensive income (loss)	(212)	(842)	897
End of year	3	215	285
AOCI Attributable to Parent | As Previously Reported and Adjusted Herein
Statement of Stockholders' Equity [Abstract]
Beginning of year	231	351
Beginning of year after accounting change	231	351	(603)
Other comprehensive income (loss)	(224)	(892)	954
End of year	7	231	351
AOCI Attributable to Parent | Impact of Accounting Change
Statement of Stockholders' Equity [Abstract]
Beginning of year	(16)	(66)
Beginning of year after accounting change	(16)	(66)	(9)
Other comprehensive income (loss)	12	50	(57)
End of year	(4)	(16)	(66)
Retained Earnings
Statement of Stockholders' Equity [Abstract]
Beginning of year	6,998	7,243	5,260
Beginning of year after accounting change	6,998	7,243	4,819
Shareholder dividends	(1,050)	(912)	(381)
Net income (loss)	57	667	2,805
End of year	6,005	6,998	7,243
Retained Earnings | As Previously Reported and Adjusted Herein
Statement of Stockholders' Equity [Abstract]
Beginning of year	8,947	8,793
Beginning of year after accounting change	8,947	8,793	5,260
Shareholder dividends	(1,050)	(912)	(381)
Net income (loss)	(18)	1,066	3,914
End of year	7,879	8,947	8,793
Retained Earnings | Impact of Accounting Change
Statement of Stockholders' Equity [Abstract]
Beginning of year	(1,949)	(1,550)
Beginning of year after accounting change	(1,949)	(1,550)	(441)
Shareholder dividends	0	0	0
Net income (loss)	75	(399)	(1,109)
End of year	$ (1,874)	$ (1,949)	$ (1,550)